Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Transactions with Related Parties:

4.Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	December 31, 2018	June 30, 2019
Balance Sheet
Due from related parties	$27,864	$30,036
Vessels, net (Note 6)	170,871	217,429
Due to related parties - current	(5,796)	(9,497)
Due to related parties – non-current (Note 12)	(66,690)	(87,136)
Accrued liabilities	(304)	(325)

	Six-month period ended June 30,
Statement of Operations	2018	2019
Voyage and time/pool charter revenues	$3,377	$11,859
Service Revenues	-	1,120
Voyage expenses	(1,557)	(1,772)
Depreciation (Note 6)	-	(3,442)
General and administrative expenses	(11,946)	(9,053)
Interest and finance costs (Note 18)	(2,585)	(1,872)
Commissions for assets acquired or sold	$(97)	$-

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Offshore Services Ltd. - TMS Tankers Ltd. – TMS Cardiff Gas Ltd. – TMS Dry Ltd. (together the “TMS Managers”): Effective January 1, 2017, the Company entered into agreements (the “TMS Agreements”) with TMS Bulkers Ltd. (“TMS Bulkers”) and TMS Offshore Services Ltd. (“TMS Offshore Services”) to streamline the services offered by TMS Bulkers under the management agreements with each of the Company’s drybulk vessel owning subsidiaries and by TMS Offshore Services, pursuant to the respective management agreements with the Company’s offshore support vessel owning subsidiaries. Effective January 1, 2017, the Company also entered into agreements with TMS Cardiff Gas Ltd. (”TMS Cardiff Gas”) and TMS Tankers Ltd. (“TMS Tankers”) regarding its acquired tanker and gas carrier vessels on similar terms as the TMS Agreements (Notes 6). On May 31, 2018, the Company supplemented the management services providers under the TMS Agreements to include TMS Dry Ltd. (“TMS Dry”), which is the manager of the Newcastlemax drybulk carriers, the Huahine, Conquistador, Pink Sands, Xanadu and Netadola (Notes 6, 12). TMS Bulkers, TMS Offshore Services, TMS Cardiff Gas, TMS Tankers and TMS Dry are collectively referred to herein as the “TMS Managers”. The TMS Managers may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and Chief Executive Officer (“CEO”).

The TMS Agreements cover, among other things, executive management, commercial, accounting, reporting, financing, legal, manning, catering, information technology, attendance, insurance, technical and operations services. The all-in base cost for providing these services is $1,643/day per vessel, which is a 33% reduction from prior levels, based on a minimum of 20 vessels, decreasing thereafter to $1,500/day per vessel.

The management fee is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. The TMS Agreements entitled the TMS Managers to an aggregate performance bonus for 2016 amounting to $6,000, as well as a one-time setup fee of $2,000.

Under the respective TMS Agreements, the TMS Managers are also entitled to (i) a discretionary performance fee (up to $20,000, in either cash or common stock, at the discretion of the Company’s board of directors), (ii) a commission of 1.25% on charter hire agreements that are arranged by the TMS Managers, (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company’s fleet that are arranged by the TMS Managers, (iv) a financing and advisory commission of 0.50% and (v) reimbursement of out of pocket and travel expenses. The TMS Agreements have terms of ten years.

Under the TMS Agreements, if the TMS Managers are requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay the TMS Managers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $569 based on the Euro/U.S. Dollar exchange rate at June 30, 2019) per day.

Further, in the event that the management agreements are terminated for any reason other than a default by TMS Managers or change of control of the vessel owning companies’ ownership, the Company is required to pay the management fee for a further period of three calendar months as from the date of termination. In the event of a change of control of the vessel owning companies’ ownership, the Company is required to pay TMS Managers a termination payment, representing an amount equal to the estimated remaining fees payable to TMS Managers under the term of the agreements, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months. The Company may terminate the agreements for a convenience at any time for a fee of $50,000. Transactions with TMS Managers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

Cardiff Tankers Inc. – Cardiff Gas Ltd: Under certain charter agreements for the Company’s tankers and gas carrier vessels, Cardiff Tankers Inc. (“Cardiff Tankers”) and Cardiff Gas Ltd (“Cardiff Gas”), two Marshall Islands entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, provide services related to the sourcing, negotiation and execution of charters, for which they are entitled to a 1.25% commission on charter hire earned by those vessels. Cardiff Gas provided the Company with such services until the disposal of its four very large gas carriers, or VLGCs (Note 6).

George Economou: Mr. George Economou is the Company’s Chairman and CEO. Additionally, as of the date of this report, SPII Holdings Inc. (“SPII”), an entity that may be deemed to be beneficially owned by Mr. George Economou, beneficially owns 72,421,515 common shares of the Company, which is approximately 83.4% of the Company's outstanding common stock. Mr. George Economou therefore may be deemed to have control over the actions of the Company.

Other: On May 15, 2017, the Company entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Suezmax newbuilding vessel Samsara. The transaction was approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates and the long-term employment on a fixed rate basis plus profit share, provided by the seller. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share. The charterer was also granted purchase options at the end of each firm period.

On May 31, 2018, the Company entered into two separate share purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning companies of the Newcastlemax drybulk carrier Huahine and the Suezmax tanker vessel Marfa, including their associated credit facilities, respectively. The transactions were approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates (Notes 6, 11).

On June 20, 2018, the Company entered into an index linked employment agreement for the Newcastlemax drybulk carrier Huahine with TMS Dry. Under the agreement, the Company could give 60-days advance termination notice and could then seek alternative or fixed rate employment. The transaction was approved by the independent members of the Company’s board of directors taking into account among other things the actual speed and consumption figures of the vessel, the terms of the proposed time charter party, fixtures of sister vessels the Company owns and general market activity. On July 30, 2018 and upon notice of termination, the employment agreement with TMS Dry was terminated.

On November 19, 2018, the Company entered into a share purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Aframax tanker vessel Botafogo, including its associated credit facility. The transaction was approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates (Notes 6, 11).

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500. These vessels were already secured by mortgages under secured credit facilities that expire from April 2028 to February 2029, bear interest at LIBOR plus a margin and are repayable in quarterly installments with balloon payments at maturity, and are guaranteed by entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO.

The bareboat charterhire is payable as follows: (i) an amount of $99,875 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then-outstanding balance of the aforementioned secured credit facilities, and (ii) an amount of $71,625 in quarterly installments equal to the respective installments of the aforementioned secured credit facilities, being the then outstanding balance of the relevant credit facilities, bearing the same interest (LIBOR plus margin) and balloon payments at maturity. As part of the agreements, there are purchase obligations for its vessel’s legal rights and titles and interests, upon payment of each balloon installment at each last repayment date.

On the same date, the Company entered into three separate index linked employment agreements for each of the aforementioned vessels with TMS Dry. Under the agreements, the Company can give 60-days advance termination notice and can then seek alternative or fixed rate employments. The transactions were approved by the independent members of the Company’s board of directors, which took into account, among other things, (i) independent third-party broker charter free valuations certificates and (ii) the actual speed and consumption figures of each vessel, the terms of the proposed time charter parties, fixtures of sister vessels the Company owns and general market activity (Notes 6, 12). The revenue recognized during the six-month period ended June 30, 2019 under those agreements amounted to $5,566.

On January 11, 2019, the Company entered into an index linked employment agreement for its 2014 built Newcastlemax drybulk carrier, the Marini, with TMS Dry. Under the charter, the gross rate is linked to the Baltic Capesize Index (BCI5TC) plus 16% and has an expected duration of 10 to 12 months. The transaction was approved by the independent members of the Company’s board of directors, which took into account, among other things the actual speed and consumption figures of the vessel, the terms of the proposed time charter party, fixtures of sister vessels the Company owns and general market activity. The revenue recognized during the six-month period ended June 30, 2019 under this agreement amounted to $1,249.

On May 16, 2019, the Company entered into a bareboat charter agreement for one Newcastlemax drybulk carrier built in 2017, the Netadola, already mortgaged under a secured credit facility, with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $50,000. The vessel was already secured by mortgage under a secured credit facility that expires on May 2029, bears interest at LIBOR plus a margin and is repayable in quarterly installments with balloon payment at maturity, and is guaranteed by entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO.

The bareboat charterhire is payable as follows: (i) an amount of $24,988 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then-outstanding balance of the aforementioned secured credit facility, and (ii) an amount of $25,012 in quarterly installments equal to the respective installments of the aforementioned secured credit facility, being the then outstanding balance of the relevant credit facility, bearing the same interest (LIBOR plus margin) and balloon payment at maturity. As part of the agreement, there is a purchase obligation for the vessel’s legal rights and titles and interests, upon payment of the balloon installment at the last repayment date.

On the same date, the Company entered into an index linked employment agreement for the aforementioned vessel with TMS Dry. Under the agreement, the Company can give 60-days advance termination notice and can then seek alternative or fixed rate employments. The transactions were approved by the Company’s board of directors and a special committee of independent and disinterested directors based on the average fair market value of the vessel, as determined by independent third party brokers’ charter free valuations certificates and taking into account among other things, the actual speed and consumption figures of the vessel, the terms of the proposed time charter party, fixtures of sister vessels the Company owns and general market activity (Notes 6, 12). The revenue recognized during the six-month period ended June 30, 2019 under those agreements amounted to $489.

Sierra Investments Inc.: On October 25, 2017, the Company entered into a secured loan facility (“Loan Facility Agreement”) with Sierra Investments Inc. (“Sierra”) to refinance the then outstanding debt under a revolving facility agreement (“Revolving Facility”) with Sierra dated May 23, 2017, amounting to a total of $73,841. The Loan Facility Agreement carried an interest rate of LIBOR plus 4.5%, was non-amortizing, had a tenor of five years, had no arrangement or commitment fee and was secured by four of the Company’s vessels, two tanker vessels (Samsara and Balla) and two drybulk carrier vessels (Judd and Castellani). Furthermore, it contained only one financial covenant, according to which the fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount. No arrangement fees or otherwise were charged in connection with the refinancing. The transaction was approved by the independent members of the Company’s board of directors on the basis of a fairness opinion.

On February 1, 2018, the Company repaid in full the then outstanding balance of $73,841 under the Loan Facility Agreement with Sierra.

The weighted-average interest rate on the Loan Facility Agreement was 6.05% for the six-month period ended June 30, 2018.

Heidmar: On August 29, 2017, following the closing of a private offering, the Company issued 12,000,000 common shares to SPII, an entity that may be deemed to be beneficially owned by Mr. George Economou, as a consideration for the purchase of the 100% issued and outstanding equity interests of Shipping Pool Investors Inc. (“SPI”), which directly held a 49.0% interest in Heidmar LLC, a global tanker pool operator. SPI was a member of Heidmar LLC, a Delaware limited liability company that directly owned 49.0% of the total issued equity interests of Heidmar LLC. The Company’s investment in Heidmar LLC was recorded at $34,000 upon the closing of the transaction (Notes 9, 13).  On June 7, 2019, the Company acquired 100% of the issued and outstanding shares of Heidmar, a Marshall Islands company. Prior to that transaction, the Company indirectly owned approximately 49.8% of Heidmar through its affiliate Heidmar LLC (Note 9).

Tanker Pools: The Company earns revenue, management fees, and commissions from the non-consolidated pool subsidiaries (Note 2). As of June 30, 2019, the Company has receivables related primarily to voyage revenue, management fees and commissions earned from the non-consolidated pool subsidiaries (Note 2), as follows:

June 30, 2019
Seawolf Pool	$1,205
Blue Fin Pool	3,949
Sigma Pool	5,550
Accrued unbilled commissions	1,250
Total	$11,954

The amounts earned for the period from June 7, 2019 to June 30, 2019 were as follows:

	From June 7, to June 30, 2019
	Pool Revenue	Management Fees	Commissions
				Total

Seawolf Pool	$13	$-	$42	$55
Blue Fin Pool	516	177	255	948
Sigma Pool	769	294	339	1,402
Star Pool	-	9	4	13
Total	$1,298	$480	$640	$2,418